Schedule of Maturities of Long-Term Debt And Capital Lease Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Schedule of Capital Lease Obligations [Line Items]
2013	$ 191,026
2014	38,061
2015	37,606
2016	31,315
2017	30,888
Thereafter	443,588
Total	772,484
Less amount representing interest on capital leases	(113,005)
Total	659,479
Less current portion	(174,148)	(36,401)
Total long-term debt	$ 485,331	$ 648,313